Property, plant and equipment	12 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment

13. Property, plant and equipment

(in USD)	Leasehold and leasehold improvements	Furniture, fixtures and office equipment	Plant equipment	Vehicles	Total
Cost
At October 1, 2022	63,425	66,642	379,808	54,270	564,145
Additions	37,935	75,797	31,756	141,511	286,999
Effect of movements in exchange rates	3,119	(791)	5,162	(6,868)	622
At September 30, 2023	104,479	141,648	416,726	188,913	851,766
Additions	—	6,355	18,719	—	25,074
Disposals	—	(3,336)	—	(33,778)	(37,114)
Effect of movements in exchange rates	10,442	16,484	54,456	21,603	102,985
At September 30, 2024	114,921	161,151	489,901	176,738	942,711
Accumulated depreciation and impairment losses
At October 1, 2022	3,250	6,215	69,324	4,699	83,488
Depreciation for the year	26,667	22,545	84,898	33,397	167,507
Impairment for the year	11,276	3,736	—	—	15,012
Effect of movements in exchange rates	(700)	(756)	(2,171)	(1,409)	(5,036)
At September 30, 2023	40,493	31,740	152,051	36,687	260,971
Depreciation for the year	21,823	26,851	86,765	55,318	190,757
Depreciation on disposals	—	(995)	—	(15,875)	(16,870)
Effect of movements in exchange rates	5,322	5,722	26,266	9,667	46,977
At September 30, 2024	67,638	63,318	265,082	85,797	481,835
Carrying amounts
At October 1, 2022	60,175	60,427	310,484	49,571	480,657
At September 30, 2023	63,986	109,908	264,675	152,226	590,795
At September 30, 2024	47,283	97,833	224,819	90,941	460,876